As filed with the Securities and Exchange Commission on May 18, 2020

Securities Act File No. 333-142592 Investment Company Act File No. 811-22061

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 350

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 352

(Check appropriate box or boxes)

__________________

BlackRock Funds II

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

United States of America

(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code: (800) 441-7762

John M. Perlowski

BlackRock Funds II

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:
Counsel for the Fund:
John A. MacKinnon, Esq.	Janey Ahn, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019	New York, New York 10055

__________________

It is proposed that this filing will become effective (check appropriate box)

Immediately upon filing pursuant to paragraph (b) On (date) pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1) On (date) pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value, $0.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 18, 2020.

BLACKROCK FUNDS II (REGISTRANT)

ON BEHALF OF

BLACKROCK MANAGED INCOME FUND

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI______________	Trustee, President and Chief Executive Officer	May 18, 2020
(John M. Perlowski)	(Principal Executive Officer)
/S/ NEAL J. ANDREWS________________	Chief Financial Officer	May 18, 2020
(Neal J. Andrews)	(Principal Financial and Accounting Officer)
BRUCE R. BOND*	Trustee

(Bruce R. Bond)
SUSAN J. CARTER*	Trustee

(Susan J. Carter)
COLLETTE CHILTON*	Trustee

(Collette Chilton)
NEIL A. COTTY*	Trustee

(Neil A. Cotty)
LENA G. GOLDBERG*	Trustee

(Lena G. Goldberg)
HENRY R. KEIZER*	Trustee

(Henry R. Keizer)
CYNTHIA A. MONTGOMERY*	Trustee

(Cynthia A. Montgomery)
DONALD C. OPATRNY*	Trustee

(Donald C. Opatrny)
JOSEPH P. PLATT*	Trustee

(Joseph P. Platt)

	MARK STALNECKER*	Trustee
(Mark Stalnecker)
	KENNETH L. URISH*	Trustee

(Kenneth L. Urish)
	CLAIRE A. WALTON*	Trustee

(Claire A. Walton)
	ROBERT FAIRBAIRN*	Trustee

(Robert Fairbairn)
*By:	/S/ JANEY AHN	May 18, 2020

(Janey Ahn, Attorney-In-Fact)

EXHIBIT INDEX
Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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